SCHEDULE OF PREVIOUSLY ISSUED INTERIM FINANCIAL STATEMENTS (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Assets	$ 66,458			$ 49,099
Warrant liability	15,876
Total Liabilities	26,804			10,128
Stockholders’ equity:
Common stock	646			479
Additional paid in capital	235,638			210,876
Accumulated other comprehensive loss	(23,466)			(24,149)
Accumulated deficit	(173,164)		$ 173,200	(148,235)
Total stockholders’ equity	39,654	$ 40,879		38,971	$ 31,187
Total liabilities and stockholders’ equity	66,458			49,099
Revenues	321	239
Total operating expenses	19,229	17,511
Loss from operations	(18,908)	(17,272)
Other income (expense), net
Interest income	3	6
Interest expense	(1)	(1)
Other income	2,162	2,502
Loss on issuance of securities in recapitalization transaction	(17,908)
Change in fair value of warrant liability	9,734
Total other income (expense), net	(6,010)	2,507
Net loss before income taxes	(24,918)	(14,765)
Income tax	(11)
Net loss	(24,929)	(14,765)
Other comprehensive income (loss):
Foreign currency translation adjustment	683	(2,081)
Comprehensive loss	$ (24,246)	$ (16,846)
Net loss per common share, basic and diluted	$ (0.16)	$ (0.15)
Weighted-average number of common shares used in computing basic and diluted net loss per common share	158,566,442	97,647,688
Balance, June 30, 2021 (As Restated)	$ 39,654	$ 40,879		38,971	31,187
Net loss	(24,929)	(14,765)
Depreciation and amortization	727	784
Stock based compensation	85	139
Loss on issuance of securities in recapitalization transaction	17,908
Change in fair value of derivative liability	(9,734)
Other non-cash expenses	73	15
Changes in assets and liabilities (summary)	(4,565)
Net cash used in operating activities	(20,435)	(17,597)
Net cash used in investing activities	(161)	(221)
Net cash provided by financing activities	36,381	26,391
Effect of exchange rate changes on cash and cash equivalents	857	(1,191)
Change in cash and cash equivalents	16,642	7,382
Cash and cash equivalents at end of year	28,632	12,413		11,990	5,031
Common Stock [Member]
Stockholders’ equity:
Total stockholders’ equity	646	405		479	266
Other income (expense), net
Net loss
Other comprehensive income (loss):
Balance, June 30, 2021 (As Restated)	$ 646	$ 405		$ 479	$ 266
Balance, shares	180,300,967	109,493,842		131,467,935	65,493,842
Net loss
Additional Paid-in Capital [Member]
Stockholders’ equity:
Total stockholders’ equity	235,638	200,775		$ 210,876	$ 174,376
Other income (expense), net
Net loss
Other comprehensive income (loss):
Balance, June 30, 2021 (As Restated)	235,638	200,775		210,876	174,376
Net loss
AOCI Attributable to Parent [Member]
Stockholders’ equity:
Total stockholders’ equity	(23,466)	(27,796)		(24,149)	(25,715)
Other income (expense), net
Net loss
Other comprehensive income (loss):
Balance, June 30, 2021 (As Restated)	(23,466)	(27,796)		(24,149)	(25,715)
Net loss
Retained Earnings [Member]
Stockholders’ equity:
Total stockholders’ equity	(173,164)	(132,505)		(148,235)	(117,740)
Other income (expense), net
Net loss	(24,929)	(14,765)
Other comprehensive income (loss):
Balance, June 30, 2021 (As Restated)	(173,164)	(132,505)		(148,235)	$ (117,740)
Net loss	(24,929)	$ (14,765)
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Assets	66,458
Warrant liability	10,109
Total Liabilities	21,037
Stockholders’ equity:
Common stock	646
Additional paid in capital	235,638
Accumulated other comprehensive loss	(23,499)
Accumulated deficit	(167,364)
Total stockholders’ equity	45,421
Total liabilities and stockholders’ equity	66,458
Revenues	321
Total operating expenses	19,229
Loss from operations	(18,908)
Other income (expense), net
Interest income	3
Interest expense	(1)
Other income	2,162
Loss on issuance of securities in recapitalization transaction	(6,905)
Change in fair value of warrant liability	4,531
Total other income (expense), net	(210)
Net loss before income taxes	(19,118)
Income tax	(11)
Net loss	(19,129)
Other comprehensive income (loss):
Foreign currency translation adjustment	650
Comprehensive loss	$ (18,479)
Net loss per common share, basic and diluted	$ (0.12)
Weighted-average number of common shares used in computing basic and diluted net loss per common share	158,566,442
Balance, June 30, 2021 (As Restated)	$ 45,421
Net loss	(19,129)
Depreciation and amortization	727
Stock based compensation	85
Loss on issuance of securities in recapitalization transaction	6,905
Change in fair value of derivative liability	(4,531)
Other non-cash expenses	73
Changes in assets and liabilities (summary)	(4,565)
Net cash used in operating activities	(20,435)
Net cash used in investing activities	(161)
Net cash provided by financing activities	36,381
Effect of exchange rate changes on cash and cash equivalents	857
Change in cash and cash equivalents	16,642
Cash and cash equivalents at end of year	28,632			11,990
Previously Reported [Member] | Common Stock [Member]
Stockholders’ equity:
Total stockholders’ equity	646
Other comprehensive income (loss):
Balance, June 30, 2021 (As Restated)	$ 646
Balance, shares	180,300,967,000
Previously Reported [Member] | Additional Paid-in Capital [Member]
Stockholders’ equity:
Total stockholders’ equity	$ 235,638
Other comprehensive income (loss):
Balance, June 30, 2021 (As Restated)	235,638
Previously Reported [Member] | AOCI Attributable to Parent [Member]
Stockholders’ equity:
Total stockholders’ equity	(23,499)
Other comprehensive income (loss):
Balance, June 30, 2021 (As Restated)	(23,499)
Previously Reported [Member] | Retained Earnings [Member]
Stockholders’ equity:
Total stockholders’ equity	(167,364)
Other comprehensive income (loss):
Balance, June 30, 2021 (As Restated)	(167,364)
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Assets
Warrant liability	5,767
Total Liabilities	5,767
Stockholders’ equity:
Common stock
Additional paid in capital
Accumulated other comprehensive loss	33
Accumulated deficit	(5,800)
Total stockholders’ equity	(5,767)
Total liabilities and stockholders’ equity
Revenues
Total operating expenses
Loss from operations
Other income (expense), net
Interest income
Interest expense
Other income
Loss on issuance of securities in recapitalization transaction	(11,003)
Change in fair value of warrant liability	5,203
Total other income (expense), net	(5,800)
Net loss before income taxes	(5,800)
Income tax
Net loss	(5,800)
Other comprehensive income (loss):
Foreign currency translation adjustment	33
Comprehensive loss	$ (5,767)
Net loss per common share, basic and diluted	$ (0.04)
Balance, June 30, 2021 (As Restated)	$ (5,767)
Net loss	(5,800)
Depreciation and amortization
Stock based compensation
Loss on issuance of securities in recapitalization transaction	11,003
Change in fair value of derivative liability	(5,203)
Other non-cash expenses
Changes in assets and liabilities (summary)
Net cash used in operating activities
Net cash used in investing activities
Net cash provided by financing activities
Effect of exchange rate changes on cash and cash equivalents
Change in cash and cash equivalents
Cash and cash equivalents at end of year
Revision of Prior Period, Adjustment [Member] | Common Stock [Member]
Stockholders’ equity:
Total stockholders’ equity
Other comprehensive income (loss):
Balance, June 30, 2021 (As Restated)
Revision of Prior Period, Adjustment [Member] | Additional Paid-in Capital [Member]
Stockholders’ equity:
Total stockholders’ equity
Other comprehensive income (loss):
Balance, June 30, 2021 (As Restated)
Revision of Prior Period, Adjustment [Member] | AOCI Attributable to Parent [Member]
Stockholders’ equity:
Total stockholders’ equity	33
Other comprehensive income (loss):
Balance, June 30, 2021 (As Restated)	33
Revision of Prior Period, Adjustment [Member] | Retained Earnings [Member]
Stockholders’ equity:
Total stockholders’ equity	(5,800)
Other comprehensive income (loss):
Balance, June 30, 2021 (As Restated)	$ (5,800)